Trust Account - Summary of Available-for-sale Securities Reconciliation (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Trust Account [Line Items]
Quoted Prices in Active Markets (Level 1)	$ 785,553,621	$ 441,037